Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,702,000
Previously Paid Amount	0.00
Total Fee Amount	373.15
Total Offset Amount	0.00
Net Fee	373.15
Narrative - Max Aggregate Offering Price	$ 2,702,000
Final Prospectus	true